Revenue Recognition	12 Months Ended
Dec. 31, 2020
Revenue Recognition
Revenue Recognition

NOTE C. REVENUE RECOGNITION

During 2020, in the unprecedented macroeconomic environment that resulted from the COVID-19 pandemic, clients focused on operational stability, flexibility and cash preservation which impacted the company's revenue performance.

Disaggregation of Revenue

The following tables provide details of revenue by major products/service offerings and by geography.

Revenue by Major Products/Service Offerings

($ in millions)
For the year ended December 31:	2020		2019		2018
Cloud & Data Platforms	$11,481	**	$9,499		$8,603
Cognitive Applications	5,290		5,456	*	5,280	*
Transaction Processing Platforms	6,606		7,936		7,974
Total Cloud & Cognitive Software	$23,376		$22,891	*	$21,857	*
Consulting	$8,083		$8,157	*	$7,906	*
Application Management	7,133		7,646		7,852
Global Process Services	945		995		1,037
Total Global Business Services	$16,162		$16,798	*	$16,795	*
Infrastructure & Cloud Services	$19,669		$20,736		$22,185
Technology Support Services	6,144		6,625		6,961
Total Global Technology Services	$25,812		$27,361		$29,146
Systems Hardware	$5,481		$5,918		$6,363
Operating Systems Software	1,497		1,686		1,671
Total Systems	$6,978		$7,604		$8,034
Global Financing È	$1,123		$1,400		$1,590
Other	$169		$1,092	*	$2,169	*
Total Revenue	$73,620		$77,147		$79,591

* Recast to conform to 2020 presentation.

** Red Hat was acquired on July 9, 2019. Results in 2020 include a full year of Red Hat revenue.

È Contains lease and loan/working capital financing arrangements which are not subject to the guidance on revenue from contracts with customers.

Revenue by Geography

($ in millions)
For the year ended December 31:	2020	2019	2018
Americas	$34,114	$36,274	$36,994
Europe/Middle East/Africa	23,644	24,443	25,491
Asia Pacific	15,863	16,430	17,106
Total	$73,620	$77,147	$79,591

Remaining Performance Obligations

The remaining performance obligation (RPO) disclosure provides the aggregate amount of the transaction price yet to be recognized as of the end of the reporting period and an explanation as to when the company expects to recognize these amounts in revenue. It is intended to be a statement of overall work under contract that has not yet been performed and does not include contracts in which the customer is not committed, such as certain as-a-Service, governmental, term software license and services offerings. The customer is not considered committed when they are able to terminate for convenience without payment of a substantive penalty. The disclosure includes estimates of variable consideration, except when the variable consideration is a sales-based or usage-based royalty promised in exchange for a license of intellectual property. Additionally, as a practical expedient, the company does not include contracts that have an original duration of one year or less. RPO estimates are subject to change and are affected by several factors, including terminations, changes in the scope of contracts, periodic revalidations, adjustment for revenue that has not materialized and adjustments for currency.

At December 31, 2020, the aggregate amount of the transaction price allocated to RPO related to customer contracts that are unsatisfied or partially unsatisfied was $124 billion. Approximately 60 percent of the amount is expected to be recognized as revenue in the subsequent two years, approximately 35 percent in the subsequent three to five years and the balance (mostly Infrastructure & Cloud Services) thereafter.

Revenue Recognized for Performance Obligations Satisfied (or Partially Satisfied) in Prior Periods

For the year ended December 31, 2020, revenue was reduced by $29 million for performance obligations satisfied (or partially satisfied) in previous periods mainly due to changes in estimates on contracts with cost-to-cost measures of progress. Refer to note A, “Significant Accounting Policies,” for additional information on these contracts and estimates of costs to complete.

Reconciliation of Contract Balances

The following table provides information about notes and accounts receivable—trade, contract assets and deferred income balances.

($ in millions)
At December 31:	2020	2019
Notes and accounts receivable—trade (net of allowances of $351 in 2020 and $299 in 2019)	$7,132	$7,870
Contract assets*	497	492
Deferred income (current)	12,833	12,026
Deferred income (noncurrent)	4,301	3,851

* Included within prepaid expenses and other current assets in the Consolidated Balance Sheet.

The amount of revenue recognized during the year ended December 31, 2020 that was included within the deferred income balance at December 31, 2019 was $10.1 billion and primarily related to services and software.

The following table provides roll forwards of the notes and accounts receivable—trade allowance for expected credit losses for the years ended December 31, 2020 and 2019.

($ in millions)
January 1, 2020 *	Additions/(Releases)	Write-offs	Other	**	December 31, 2020
$316	$76	$(46)	$5		$351

January 1, 2019	Additions/(Releases)	Write-offs	Other	**	December 31, 2019
$309	$98	$(113)	$5		$299

*

Opening balance does not equal the allowance at December 31, 2019 due to the adoption of the guidance for current expected credit losses. Refer to note B, “Accounting Changes,” for additional information.

** Primarily represents translation adjustments.

The contract assets allowance for expected credit losses was not material in the years ended December 31, 2020 and 2019.

Deferred Costs

($ in millions)
At December 31:	2020	2019
Capitalized costs to obtain a contract	$842	$609
Deferred costs to fulfill a contract
Deferred setup costs	1,859	1,939
Other deferred fulfillment costs	1,855	1,820
Total deferred costs*	$4,556	$4,368

* Of the total deferred costs, $2,107 million was current and $2,449 million was noncurrent at December 31, 2020 and $1,896 million was current and $2,472 million was noncurrent at December 31, 2019.

The amount of total deferred costs amortized during the year ended December 31, 2020 was $3,793 million and there were no material impairment losses incurred. Refer to note A, “Significant Accounting Policies,” for additional information on deferred costs to fulfill a contract and capitalized costs of obtaining a contract.